Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives
5.	Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

We incurred significant costs in connection with Pfizer’s cost-reduction initiatives (several programs initiated since 2005), and the acquisitions of Fort Dodge Animal Health (FDAH) on October 15, 2009 and King Animal Health (KAH) on January 31, 2011.

For example:

•

in connection with the cost-reduction/productivity initiatives, we typically incur costs and charges associated with site closings and other facility rationalization actions, workforce reductions and the expansion of shared services, including the development of global systems; and

•

in connection with our acquisition activity, we typically incur costs and charges associated with executing the transactions, integrating the acquired operations, which may include expenditures for consulting and the integration of systems and processes, and restructuring the consolidated company, which may include charges related to employees, assets and activities that will not continue in the consolidated company.

All operating functions can be impacted by these actions, including sales and marketing, manufacturing and research and development, as well as functions such as business technology, shared services and corporate operations.

The components of costs incurred in connection with our acquisitions and cost-reduction/productivity initiatives follow:

	Three Months Ended
(MILLIONS OF DOLLARS)	March 31, 2013	April 1, 2012
Restructuring charges and certain acquisition-related costs:
Integration costs(a)	$4	$4
Restructuring charges(b)	3	3

Total direct(c)	7	7

Integration costs(a)	—	5
Restructuring charges(b)	—	13

Total allocated	—	18

Total Restructuring charges and certain acquisition-related costs	7	25

Other costs associated with cost-reduction/productivity initiatives:
Additional depreciation associated with asset restructuring—direct(d)	—	3
Additional depreciation associated with asset restructuring—allocated(d)	2	9
Implementation costs—allocated(e)	1	1

Total costs associated with acquisitions and cost-reduction/productivity initiatives	$10	$38

(a)

Integration costs represent external, incremental costs directly related to integrating acquired businesses and primarily include expenditures for consulting and the integration of systems and processes.

(b)	Restructuring charges for the three months ended March 31, 2013 and April 1, 2012 are primarily related to the integration of FDAH and KAH.
(c)	The direct charges are associated with the following:
•	First quarter of 2013—manufacturing/research/corporate ($7 million).
•	First quarter of 2012—EuAfME ($2 million income), CLAR ($1 million), and manufacturing/research/corporate ($4 million).
(d)

Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. In the first quarter of 2013, included in Selling, general and administrative expenses ($2 million). In the first quarter of 2012, included in Cost of sales ($3 million), and Research and development expenses ($9 million).

(e)

Implementation costs—allocated represent external, incremental costs directly related to implementing cost reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. In 2013 and 2012, included in Selling, general and administrative expenses ($1 million and $1 million).

The components of and changes in our direct restructuring accruals follow:

(MILLIONS OF DOLLARS)	Employee Termination Costs	Exit Costs	Accrual
Balance, December 31, 2012(a)	$68	$6	$74
Provision	—	3	3
Utilization and other(b)	(2)	(7)	(9)
Separation adjustment(c)	(14)	—	(14)

Balance, March 31, 2013(a)	$52	$2	$54

(a)	At March 31, 2013 and December 31, 2012, included in Other current liabilities ($45 million and $63 million, respectively) and Other noncurrent liabilities ($9 million and $11 million, respectively).
(b)	Includes adjustments for foreign currency translation.
(c)	See Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: Adjustments Associated with the Separation.

5.	Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

The combined statements of income include significant costs associated with Pfizer’s cost-reduction initiatives (several programs initiated since 2005) and the acquisitions of FDAH on October 15, 2009 and KAH on January 31, 2011. The expenses include direct costs and charges as well as an allocation of indirect costs and charges that have been deemed attributable to the operations of the company. The combined balance sheets reflect the accrued restructuring charges directly attributable to the animal health operations. For example:

•

In connection with cost-reduction/productivity initiatives, we typically incur costs and charges associated with site closings and other facility rationalization actions, workforce reductions and the expansion of shared services, including the development of global systems; and

•

In connection with acquisition activity, we typically incur costs and charges associated with executing the transactions, integrating the acquired operations, which may include expenditures for consulting and the integration of systems and processes, and restructuring the combined company, which may include charges related to employees, assets and activities that will not continue in the combined company.

All operating functions can be impacted by these actions, including sales and marketing, manufacturing and research and development, as well as support functions such as business technology, shared services and corporate operations.

The components of costs incurred in connection with acquisitions and cost-reduction/productivity initiatives follow:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Restructuring Charges and Certain Acquisition-Related Costs:
Integration costs(a)	$26	$30	$43
Restructuring charges:(b)
Employee termination costs	49	53	15
Asset impairment charges	4	—	5
Exit costs	(1)	1	35

Total Direct	78	84	98

Transaction costs(c)	—	2	1
Integration costs(a)	21	41	49
Restructuring charges:(b)
Employee termination costs	19	20	25
Asset impairment charges	10	7	13
Exit costs	7	—	16

Total Allocated	57	70	104

Total Restructuring charges and certain acquisition-related costs	135	154	202

Other Costs Associated with Cost-Reduction/Productivity Initiatives:
Additional depreciation associated with asset restructuring—direct(d)	11	9	—
Additional depreciation associated with asset restructuring—allocated(d)	13	20	17
Implementation costs—direct(e)	—	3	—
Implementation costs—allocated(e)	9	—	—

Total costs associated with acquisitions and cost-reduction/productivity initiatives	$168	$186	$219

(a)

Integration costs represent external, incremental costs directly related to integrating acquired businesses and primarily include expenditures for consulting and the integration of systems and processes.

(b)	Restructuring charges are primarily related to our cost-reduction/ productivity initiatives in 2012, the integration of KAH in 2011 and the integration of FDAH in 2010.

The direct restructuring charges are associated with the following:

•	2012 Direct—EuAfME ($51 million), CLAR ($3 million), APAC ($1 million income) and manufacturing/research/corporate ($1 million income).

•	2011 Direct—U.S. ($2 million), EuAfME ($33 million), CLAR ($2 million), APAC ($2 million income) and manufacturing/research/corporate ($19 million).

•	2010 Direct—U.S. ($14 million income), EuAfME ($24 million), CLAR ($4 million), APAC ($10 million) and manufacturing/research/corporate ($31 million).

(c)	Transaction costs represent external costs directly related to acquiring businesses and primarily include expenditures for banking, legal, accounting and other similar services.
(d)

Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. In 2012, included in Cost of sales ($10 million), Selling, general and administrative expenses ($5 million) and Research and development expenses ($9 million). In 2011, included in Cost of sales ($6 million), Selling, general and administrative expenses ($4 million) and Research and development expenses ($19 million). In 2010, included in Selling, general and administrative expenses ($17 million).

(e)

Implementation costs, represent external, incremental costs directly related to implementing cost-reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. In 2012, included in Selling, general and administrative expenses ($8 million) and Research and development expenses ($1 million). In 2011, included in Selling, general and administrative expenses ($2 million) and Research and development expenses ($1 million).

The components and activity of our direct restructuring charges identified with Zoetis follow:

(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, December 31, 2009	$180	$—	$5	$185
Provision	15	5	35	55
Utilization and other(a)	(105)	(5)	(29)	(139)

Balance, December 31, 2010	90	—	11	101
Provision	53	—	1	54
Utilization and other(a)	(73)	—	(1)	(74)

Balance, December 31, 2011(b)	70	—	11	81
Provision	49	4	(1)	52
Utilization and other(a)	(51)	(4)	(4)	(59)

Balance, December 31, 2012(b)	$68	$—	$6	$74

(a)	Includes adjustments for foreign currency translation.
(b)	At December 31, 2012 and 2011, included in Other current liabilities ($63 million and $53 million, respectively) and Other noncurrent liabilities ($11 million and $28 million, respectively).